Accumulated Losses (Tables)	12 Months Ended
Jan. 31, 2019
Accumulated Losses
Disclosure of Detailed Information About Retained Earnings Accumulated Losses

	Year Ended 31 January 2019 NZ$000’s	Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s
Accumulated losses at the beginning of the financial year	(72,431)	(34,838)	(18,859)
Loss for the year	(49,220)	(37,593)	(15,989)
Accumulated losses at end of the financial year	(121,651)	(72,431)	(34,848)